                               The Munder Funds
                       Supplement Dated October 27, 1998
                      to Prospectus Dated October 27, 1998
                          Class A, B and C Shares of:

Munder Balanced Fund, Munder Growth & Income Fund, Munder Growth Opportunities
    Fund, Munder International Equity Fund, Munder Micro-Cap Equity Fund, Munder Multi-Season Growth Fund, Munder NetNet Fund, Munder Real Estate Equity Investment Fund, Munder Small-Cap Value Fund, Munder Small Company Growth Fund, Munder Value Fund, Munder Framlington Emerging Markets Fund, Munder Framlington
    Global Financial Services Fund, Munder Framlington Healthcare Fund and
                 Munder Framlington International Growth Fund

The Class A, B and C Shares of the Munder Growth Opportunities Fund and Munder Framlington Global Financial Services Fund are not currently available for purchase.

                               The Munder Funds
                       Supplement Dated October 27, 1998
                     to Prospectus Dated October 27, 1998
                          Class A, B and C Shares of:


Munder Balanced Fund, Munder Growth & Income Fund, Munder Growth Opportunities Fund, Munder International Equity Fund, Munder Micro-Cap Equity Fund, Munder Multi-Season Growth Fund, Munder NetNet Fund, Munder Real Estate Equity Investment Fund, Munder Small-Cap Value Fund, Munder Small Company Growth Fund, Munder Value Fund, Munder Framlington Emerging Markets Fund, Munder Framlington Global Financial Services Fund, Munder Framlington Healthcare Fund and Munder Framlington International Growth Fund

The Class A, B and C Shares of the Munder Growth Opportunities Fund and Munder Framlington Global Financial Services Fund are not currently available for purchase.